Retirement Plans (Schedule of Assumptions Used) (detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Assumbptions Used [Abstract]
Discount rate - benefit obligation	4.70%	5.10%
Discount rate - pension expense	5.10%	5.85%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%